Commitments and Contingent Liabilities	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingent Liabilities [Line Items]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 4:-   COMMITMENTS AND CONTINGENT LIABILITIES

a.      The Company and its subsidiaries lease their facilities and motor vehicles in Israel and the United States under various operating lease agreements that expire on various dates. All lease agreements are for a period of up to one year.

Aggregate minimum monthly rental commitments for continuing operations under the Company’s leases are immaterial. Expenses for lease of facilities June 30, 2022 (unaudited) and December 31, 2021 were 128 and $118, respectively. Expense for the lease of motor vehicles for June 30, 2022 (unaudited) and December 31, 2021 were $11 and $28, respectively.

b.      The Company has an obligation to pay royalties for research and development grants received from the Israeli Innovation Authority of the Ministry of Economy and Industry (“IIA”). The royalty payments are subject to sales from products developed with supporting funds provided by the IIA. The Company is not obligated to pay royalties or repay the grants if it does not have any sales from products developed with IIA support. The royalty rate is 3% and is payables until the full return of the U.S. dollar-linked value of the grant, plus interest at the rate of 12-month LIBOR. As of June 30, 2022 (unaudited) and December 31, 2021, the Company has a contingent obligation to the IIA in the amount of $1,025 and $913 (excluding interest), respectively.

c.      Financial Covenants

Pursuant to the Loan Agreement and Second loan agreement with Discount Capital (Note 7b and 7c), the Company has committed to the following financial covenants towards:

•        Once Discount Capital shall have utilized any portion of the Cushion Deposit, Company shall have 60 days from the receipt the applicable utilization notice to make the Cushion Deposit whole again

•        Company shall maintain in its bank accounts an aggregate amount of unrestricted cash or cash equivalents in an amount of at least $500 (“Minimum Cash Amount”).
Once, following the Loan Agreement closing, the Company shall have consummated raising equity capital in an aggregate amount exceeding $5,000, the Minimum Cash

Amount shall be changed from time to time such that it shall, at all times during any calendar quarter, be at least equal to the higher of (i) the aggregate cash flow burned by the Company on a consolidated basis during the immediately preceding calendar quarter, and (ii) $500.

In the event that in light of the financial condition of the Company or the market terms the Company shall reduce the aggregate amount of all of its deposits as determined in Loan Agreement (whether existing or future), the Minimum Cash Amount shall be further increased as set in the Loan Agreement.

•        The Monthly Gross Bookings Value, as defined in the Loan Agreement, as of the end of any two consecutive calendar months shall not decrease by more than 50% compared to the Base Monthly Gross Bookings Value as determined in Loan Agreement (“Base Monthly Gross Bookings Value”), and (ii) the monthly Gross Booking Value as of the end of any six consecutive calendar months shall not decrease by more than 20% compared to the Base Monthly Gross Booking Value.

•        Commencing on the Additional Loan disbursement date and at any time thereafter the simple average of Monthly Profitability, as determined in Loan Agreement, during any three months period shall at all times be positive (i.e., more than zero); and Monthly Booking Value of the Company at any calendar month shall exceed $5,000.

•        Until the consummation by the Company of an equity round in an aggregate amount exceeding $7,500, the Monthly Revenues to Bookings Ratio, as determined in Loan Agreement, in each calendar month following the Loan Agreement closing shall not be less than 50% of the Determining Ratio as determined in Loan Agreement.

As of June 30, 2022 the Company is in compliance with these covenants.

In addition, pursuant to the Loan Agreement and the Second Loan Agreement, the Company granted a first-ranking floating and fixed charge on all of its property and assets, and all its current rights and those that will belong to it at any time in the future or will be acquired by or owned by it in the future, and all profits and benefits derived therefrom for full and timely payment, including, without prejudice to the generality of the foregoing, the rights in the property, and in the assets and any other right as specified in the loan agreement.

d.      As part of the credit cards in the Company’s possession, the Company set a lien on a deposit account in favor of Bank Leumi Le Israel Ltd., in the amount of $50.

e.      Legal Proceedings

The Company is not currently a party, as plaintiff or defendant, to any legal proceedings that, individually or in the aggregate, are expected by the Company to have a material effect on its financial statements. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, then the estimated loss is accrued by the Company to the consolidated statement of operation. These accruals are reviewed at least yearly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a matter.

NOTE 8:-   COMMITMENTS AND CONTINGENT LIABILITIES

a.      The Company and its subsidiaries lease their facilities and motor vehicles in Israel and the United States under various operating lease agreements that expire on various dates.

Aggregate minimum monthly rental commitments for continuing operations under the Company’s leases are immaterial. Expenses for lease of facilities for the years ended December 31, 2021 and 2020 were $118 and $88, respectively. Expense for the lease of motor vehicles for the years ended December 31, 2021 and 2020 were $28 and $25, respectively.

b.      The Company has an obligation to pay royalties for research and development grants received from the IIA. The royalty payments are subject to sales from products developed with supporting funds provided by the IIA. The Company is not obligated to pay royalties or repay the grants if it does not have any sales from products developed with IIA support. The royalty rate is 3% and is payables until the full return of the U.S. dollar-linked value of the grant, plus interest at the rate of 12-month LIBOR. As of December 31, 2021 and 2020, the Company has a contingent obligation to the IIA in the amount of $913 and $1,084 (excluding interest), respectively.

c.      Financial Covenants

Pursuant to the Loan Agreement and Second loan agreement with Discount Capital (Note 7b and 7c), the Company has committed to the following financial covenants towards:

•        Once Discount Capital shall have utilized any portion of the Cushion Deposit, Company shall have 60 days from the receipt the applicable utilization notice to make the Cushion Deposit whole again

•        Company shall maintain in its bank accounts an aggregate amount of unrestricted cash or cash equivalents in an amount of at least $500 (“Minimum Cash Amount”).
Once, following the Loan Agreement closing, the Company shall have consummated raising equity capital in an aggregate amount exceeding $5,000, the Minimum Cash

Amount shall be changed from time to time such that it shall, at all times during any calendar quarter, be at least equal to the higher of (i) the aggregate cash flow burned by the Company on a consolidated basis during the immediately preceding calendar quarter, and (ii) $500.

In the event that in light of the financial condition of the Company or the market terms the Company shall reduce the aggregate amount of all of its deposits as determined in Loan Agreement (whether existing or future), the Minimum Cash Amount shall be further increased as set in the Loan Agreement.

•        The Monthly Gross Bookings Value, as defined in the Loan Agreement, as of the end of any two consecutive calendar months shall not decrease by more than 50% compared to the Base Monthly Gross Bookings Value as determined in Loan Agreement (“Base Monthly Gross Bookings Value”), and (ii) the monthly Gross Booking Value as of the end of any six consecutive calendar months shall not decrease by more than 20% compared to the Base Monthly Gross Booking Value.

•        Commencing on the Additional Loan disbursement date and at any time thereafter the simple average of Monthly Profitability, as determined in Loan Agreement, during any three months period shall at all times be positive (i.e., more than zero); and Monthly Booking Value of the Company at any calendar month shall exceed $5,000.

•        Until the consummation by the Company of an equity round in an aggregate amount exceeding $7,500, the Monthly Revenues to Bookings Ratio, as determined in Loan Agreement, in each calendar month following the Loan Agreement closing shall not be less than 50% of the Determining Ratio as determined in Loan Agreement.

As of December 31, 2021 the Company is in compliance with these covenants.

In addition, the Company granted a first-ranking floating and fixed charge on all of its property and assets, and all its current rights and those that will belong to it at any time in the future or will be acquired by or owned by it in the future, and all profits and benefits derived therefrom for full and timely payment, including, without prejudice to the generality of the foregoing, the rights in the property, and in the assets and any other right as specified in the loan agreement.

d.      As part of the credit cards in the Company’s possession, the Company set a lien on a deposit account in favor of Bank Leumi Le Israel Ltd., in the amount of $50.

e.      Legal Proceedings

On August 20, 2021, an unaffiliated third party filed suit against Splitty Inc., the Company and its hotel service provider, seeking an amount between $50 to $75, including claims of unfair trade practices and tortious interference with contract.

In October 2021, the Company received a notice of voluntary dismissal without prejudice.

The Company is not currently a party, as plaintiff or defendant, to any legal proceedings that, individually or in the aggregate, are expected by the Company to have a material effect on its financial statements. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, then the estimated loss is accrued by the Company to the consolidated statement of operation. These accruals are reviewed at least yearly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a matter.

Moringa Acquisition Corp [Member]
Commitments and Contingent Liabilities [Line Items]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 5 — COMMITMENTS AND CONTINGENCIES:

Underwriters’ Deferred Commission

Under the Business Combination Marketing Agreement, the Company shall pay an additional fee (hereafter — the Deferred Commission) of 3.5% of the gross proceeds of the Public Offering (or $4,025,000) payable upon the Company’s completion of the initial Business Combination. The Deferred Commission will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes the Initial Business Combination.

NOTE 5 — COMMITMENTS AND CONTINGENCIES:

Underwriters’ Deferred Discount

Under the Business Combination Marketing Agreement, the Company shall pay an additional fee (hereafter — the Deferred Discount) of 3.5% of the gross proceeds of the Public Offering (or $4,025,000) payable upon the Company’s completion of the initial Business Combination. The Deferred Discount will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes the Initial Business Combination.